Amortizable Intangible Assets and Unamortizable Intangible Assets (Detail) - USD ($) $ in Thousands	12 Months Ended
	Apr. 30, 2016	May 02, 2015	May 03, 2014
Intangible Assets by Major Class [Line Items]
Gross Carrying Amount	$ 25,410	$ 24,760
Accumulated Amortization	(23,800)	(22,241)
Total	1,610	2,519
Beginning Balance	313,134	313,134
Impairment	3,840	0	$ 1,602
Ending Balance	309,294	313,134	313,134
Total amortizable and unamortizable, intangible assets	310,904	315,653
Trade name
Intangible Assets by Major Class [Line Items]
Beginning Balance	293,400	293,400
Ending Balance	293,400	293,400	293,400
Publishing contracts
Intangible Assets by Major Class [Line Items]
Beginning Balance	19,734	19,734
Impairment	3,840		1,602
Ending Balance	15,894	19,734	$ 19,734
Technology
Intangible Assets by Major Class [Line Items]
Gross Carrying Amount	10,710	10,710
Accumulated Amortization	(9,589)	(8,933)
Total	$ 1,121	$ 1,777
Technology | Minimum
Intangible Assets by Major Class [Line Items]
Useful Life	5 years	5 years
Technology | Maximum
Intangible Assets by Major Class [Line Items]
Useful Life	10 years	10 years
Distribution contracts
Intangible Assets by Major Class [Line Items]
Useful Life	10 years	10 years
Gross Carrying Amount	$ 8,325	$ 8,325
Accumulated Amortization	(7,905)	(7,608)
Total	420	717
Other
Intangible Assets by Major Class [Line Items]
Gross Carrying Amount	6,375	5,725
Accumulated Amortization	(6,306)	(5,700)
Total	$ 69	$ 25
Other | Minimum
Intangible Assets by Major Class [Line Items]
Useful Life	3 years	3 years
Other | Maximum
Intangible Assets by Major Class [Line Items]
Useful Life	10 years	10 years